Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-term investments
Long-term investments

8. Long-term investments

The balance of long-term investments was RMB 211 million and RMB 79 million (US$ 11 million) as of December 31, 2023 and 2024, respectively. The Company identified significant deterioration in the business prospects of certain investees of equity investment without readily determinable fair value, and recognized impairment loss of RMB 27 million, RMB 8 million and RMB 132 million (US$ 18 million) for the years ended December 31, 2022, 2023 and 2024, respectively.